UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
                  ------------------------------------
Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO
         -----------------------------------------------------------
Title:   PRESIDENT
         -----------------------------------------------------------
Phone:   404-842-9600
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                 August 8, 2000
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE






Page 1 of 2 Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC


------------------------------------------------------------------------------------------------------------------------------------
           ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:        ITEM 5:          ITEM 6              ITEM 7        ITEM 8
           -------            -------    -------     -------        -------          ------              ------        ------
                                                                                    INVESTMENT                         VOTING
                                                     FAIR                        --DISCRETION--         MANAGER'S   --AUTHORITY--
      NAME OF ISSUER          TITLE OF    CUSIP      MARKET        SHARES OF           SHARED   SHARED    SEE         (SHARES)
                               CLASS      NUMBER     VALUE         PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE SHARED NONE
                               -----      ------     -----         ---------    ----  ---------- -----   -------   ---- ------ ----
                                                                                a)    (b)       (c)               (a)   (b)   (c)
                                                                              C>
Walter Industries, Inc.                  Common         93317Q105              $59,182,257.19      5,174,405     a              a
WestPoint Stevens Inc.                   Common         961238102              $57,937,887.50      5,207,900     a              a
Pioneer Natural Resources Co.            Common         723787107              $53,605,781.25      4,204,375     a              a
Playtex Products, Inc.                   Common         72813P100              $51,517,068.44      4,553,995     a              a
Interstate Bakeries                      Common         46072H108              $48,825,000.00      3,487,500     a              a
Johns Manville Corporation               Common         478129109              $46,780,018.75      3,547,300     a              a
Ralcorp Holdings                         Common         751028101              $46,698,837.50      3,812,150     a              a
CNA Surety Corp                          Common         12612L108              $45,945,945.31      3,848,875     a              a
Valmont Industries                       Common         920253101              $42,779,446.87      2,152,425     a              a
Albany International                     Common         012348108              $41,583,196.88      2,867,807     a              a
Tredegar Corporation                     Common         894650100              $37,796,700.00      1,989,300     a              a
OGE Energy Corp                          Common         670837103              $35,679,100.00      1,928,600     a              a
Scotts Company Cl A                      Common         810186106              $34,175,132.50        936,305     a              a
National Service Industries, I           Common         637657107              $33,922,200.00      1,739,600     a              a
Primedia, Inc.                           Common         74157K101              $32,296,127.50      1,419,610     a              a
Albemarle Corp Com                       Common         012653101              $27,655,668.25      1,400,287     a              a

             COLUMN TOTALS                                                       $696,380,368
------------------------------------------------------------------------------------------------------------------------------------
Page 2 of 2
------------------------------------------------------------------------------------------------------------------------------------

Wabtec Corporation                           Common     929740108              $27,049,181.25      2,607,150     a              a
Energizer Holdings Inc.                      Common     29266r108              $26,709,787.50      1,463,550     a              a
Wilmington Trust Corporation                 Common     971807102              $26,544,543.75        620,925     a              a
Kirby Corp                                   Common     497266106              $26,484,406.25      1,246,325     a              a
Minnesota Power Inc.                         Common     604110106              $23,565,775.00      1,361,200     a              a
Gartner Group Inc. Cl B                      Common     366651206              $18,733,862.50      1,897,100     a              a
Gray Commun. System Inc. Cl B                Common     389190208              $17,565,717.00      1,801,612     a              a
IMC Global Inc.                              Common     449669100              $17,457,050.00      1,342,850     a              a
Pennzoil-Quaker St. Co.                      Common     709323109              $16,107,056.25      1,335,300     a              a
Burns International Services                 Common     122374101              $10,836,250.00        866,900     a              a
Layne Christensen, Inc.                      Common     521050104              $10,032,862.50      2,229,525     a              a
Bull Run                                   Preferred    120182100               $9,352,070.06      4,534,337     a              a
Steris Corporation                           Common     859152100               $7,040,537.50        793,300     a              a
Wisconsin Central Transportati               Common     976592105               $2,474,615.00        190,355     a              a
Caraustar Industries, Inc.                   Common     140909102               $1,880,415.62        124,325     a              a
American Annuity                             Common     023833205                 $491,609.37         21,550     a              a
PepsiAmericas Inc.                           Common     71343p101                 $486,435.00        162,145     a              a
Bell & Howell Company                        common     077852101                 $485,000.00          20000     a              a
Post Properties, Inc.                        common     737464107                 $400,400.00           9100     a              a
------------------------------------------------------------------------------------------------------------------------------------
                 Total                                                           $938,214,498
------------------------------------------------------------------------------------------------------------------------------------